Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Proposed Final Dividend

	2019	2020
Proposed final dividend:
RMB0.164 (2019: RMB0.148) per ordinary share by the Company	4,529	5,018